13. Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities

13.	Accrued Liabilities

Accrued liabilities as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Tax penalty payable (a)	$2,780	$2,780
Other payable	3,787	5,024
Other tax payables	972	296
Accrued expense	120	707
Others	831	370
Total accrued liabilities	$8,490	$9,177

(a)	Tax Penalty Payable

The tax penalty payable of $2,780 as of December 31, 2020 and 2019, represented the accrued tax penalty and interest since the Group was late for filing the United States Federal and State income tax returns for the years ended December 31, 2017 and 2016. The Group recorded a tax penalty of $9,670 as of December 31, 2018 based on best estimation as the Group didn’t receive any result from the United States Internal Revenue Service (“IRS”) by then.

On May 27, 2019 and February 20, 2020, IRS issued a notice to the Group which assessed penalties for Federal income tax for the tax years ended December 31, 2017 and 2016 in the amount of $1,190 and $1,290 plus interest, respectively. Therefore, the Group reversed tax penalty payable of $6,890 for the year ended December 31, 2019 based on IRS notices for Federal income tax and the management reassessment for State income tax. As of the issuance of the financial statements, the Group has not received the result of the tax penalty from IRS.